SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Apr. 04, 2022 shares	Feb. 03, 2022 USD ($)	Jan. 28, 2022 USD ($) shares	Jan. 06, 2022 CNY (¥) shares	Jan. 06, 2022 USD ($) $ / shares shares	Jan. 17, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 15, 2020	Jan. 14, 2020 USD ($)	Jan. 09, 2020 $ / shares
Subsequent Event [Line Items]
Cash proceeds received								¥ 1,514,660	$ 237,683
Net proceeds from Notes Offering | ¥										¥ 3,098,069
Convertible senior notes due 2025
Subsequent Event [Line Items]
Net proceeds from Notes Offering						$ 449,654
Aggregate principal amount						$ 60,000						$ 400,000
Interest rate (as a percent)											0.50%
Convertible senior notes due 2025 | Restructuring Support Agreement
Subsequent Event [Line Items]
Aggregate principal amount									$ 460,000
Class A ordinary shares
Subsequent Event [Line Items]
Issuance of shares (in shares) | shares							19,753,888
ADSs
Subsequent Event [Line Items]
Issue price per share (in US dollars per share) | $ / shares													$ 42.00
Subsequent event | Restructuring Support Agreement
Subsequent Event [Line Items]
Cash consideration principle amount			$ 245,455
Subsequent event | Penalty From SEC
Subsequent Event [Line Items]
Penalty loss		$ 180,000
Liability or loss recognized at the end of year.		$ 0
Subsequent event | 9% Series B - Senior Secured Notes due 2027 | Restructuring Support Agreement
Subsequent Event [Line Items]
Cash consideration principle amount			245,455
Net proceeds from Notes Offering			$ 109,855
Interest rate (as a percent)			9.00%
Subsequent event | Convertible senior preferred shares | Joy Capital | Investment Agreement
Subsequent Event [Line Items]
Senior Preferred Shares issued (in shares) | shares				12,307,692	12,307,692
Cash proceeds received				¥ 63,726	$ 10,000
Issue price per share (in US dollars per share) | $ / shares					$ 0.8125
Subsequent event | Class A ordinary shares
Subsequent Event [Line Items]
Issuance of shares (in shares) | shares	2,333,592
Subsequent event | Class A ordinary shares | Restructuring Support Agreement
Subsequent Event [Line Items]
Issuance of shares (in shares) | shares			73,887,216
Subsequent event | ADSs
Subsequent Event [Line Items]
Issuance of shares (in shares) | shares	291,699
Subsequent event | ADSs | Restructuring Support Agreement
Subsequent Event [Line Items]
Issuance of shares (in shares) | shares	291,699		9,235,902